Annual Total Returns - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity New Jersey Municipal Income Fund - Fidelity New Jersey Municipal Income Fund
Jan. 29, 2025
Bar Chart Table:
Annual Return 2015	1.98%
Annual Return 2016	0.51%
Annual Return 2017	6.90%
Annual Return 2018	1.46%
Annual Return 2019	8.43%
Annual Return 2020	5.33%
Annual Return 2021	2.39%
Annual Return 2022	(9.21%)
Annual Return 2023	8.07%
Annual Return 2024	1.48%